Loans and financing - Rollforward of loans and financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 10,018,731	R$ 7,360,514
Borrowings, proceeds	215,159	3,023,273
Unrealized borrowing cost on conversion right recognized as expense	(519,815)	(829,213)
Borrowings, payments of principal	(823,177)	400,703
Borrowings, payments of interest	(666,464)	426,245
Interest costs incurred	887,429	621,985
Borrowings, foreign exchange gain (loss)	(509,053)	626,503
Amortised cost	33,608	42,617
Balance at the end of the period	8,636,418	10,018,731
Total loans and financing	8,636,418	10,018,731	R$ 7,360,514
Loans and financing	1,127,729	1,023,390	858,332
Non-current portion of non-current borrowings	7,508,689	8,995,341	6,502,182
Cost to be amortized by the renegotiation of debentures	R$ 12,308
Convertible debt | LIBOR 6 months
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	130.00%
Convertible debt | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	27.50%
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 8,506,445	5,741,253
Borrowings, proceeds	0	2,976,795
Unrealized borrowing cost on conversion right recognized as expense	(519,815)	(829,213)
Borrowings, payments of principal	(308,096)	215,101
Borrowings, payments of interest	(497,401)	339,314
Interest costs incurred	627,211	508,914
Borrowings, foreign exchange gain (loss)	(509,053)	(626,503)
Amortised cost	28,719	36,608
Balance at the end of the period	7,328,010	8,506,445
Total loans and financing	7,328,010	R$ 8,506,445	5,741,253
United States of America, Dollars | Mar-29
Disclosure of detailed information about borrowings [line items]
Balance at the end of the period	730,673
Total loans and financing	730,673
United States of America, Dollars | Mar-22
Disclosure of detailed information about borrowings [line items]
Balance at the end of the period	0
Total loans and financing	R$ 0
United States of America, Dollars | Working Capital Loan One [Member] | Oct-24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%	5.90%
Balance in the biginning of the period	R$ 2,236,910	R$ 2,076,310
Borrowings, proceeds		0
Borrowings, payments of interest	(120,924)	(129,680)
Interest costs incurred	120,487	127,437
Borrowings, foreign exchange gain (loss)	(146,308)	(156,163)
Amortised cost	7,237	6,680
Balance at the end of the period	2,097,402	2,236,910
Total loans and financing	R$ 2,097,402	R$ 2,236,910	2,076,310
United States of America, Dollars | Working Capital Loan Two [Member] | Jun-26
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%	7.30%
Balance in the biginning of the period	R$ 3,298,018	R$ 0
Borrowings, proceeds	0	2,976,795
Unrealized borrowing cost on conversion right recognized as expense		0
Borrowings, payments of interest	(227,525)	122,803
Interest costs incurred	222,675	127,840
Borrowings, foreign exchange gain (loss)	(208,927)	294,660
Amortised cost	11,424	21,526
Balance at the end of the period	3,095,665	3,298,018
Total loans and financing	R$ 3,095,665	3,298,018	0
United States of America, Dollars | Others | Jun-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Balance in the biginning of the period	R$ 5,002
Borrowings, payments of principal	(4,124)
Borrowings, payments of interest	(5)
Interest costs incurred	10
Borrowings, foreign exchange gain (loss)	(332)
Balance at the end of the period	551	5,002
Total loans and financing	551	R$ 5,002
United States of America, Dollars | Others | Jul-23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.00%
Balance in the biginning of the period	R$ 5,002	R$ 160,534
Borrowings, payments of principal		170,547
Borrowings, payments of interest		1,110
Interest costs incurred		1,095
Borrowings, foreign exchange gain (loss)		(15,030)
Amortised cost		0
Balance at the end of the period		5,002
Total loans and financing		R$ 5,002	160,534
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | LIBOR 3 months | Mar-22
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.60%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Bottom of range | Mar-29
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Top of range | Mar-29
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
United States of America, Dollars | Aircraft and Engine Loan One | Mar-29
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Balance in the biginning of the period	R$ 1,091,953	R$ 1,076,442
Borrowings, proceeds		0
Borrowings, payments of principal	302,544	37,029
Borrowings, payments of interest	43,056	85,543
Interest costs incurred	52,930	51,050
Borrowings, foreign exchange gain (loss)	(74,135)	(82,722)
Amortised cost	5,525	4,311
Balance at the end of the period		1,091,953
Total loans and financing		1,091,953	1,076,442
United States of America, Dollars | Aircraft and Engine Loan Two | Mar-22
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	1,561	8,263
Borrowings, payments of principal	1,428	7,525
Borrowings, payments of interest	0	178
Interest costs incurred	6	189
Borrowings, foreign exchange gain (loss)	(139)	(477)
Amortised cost	R$ 0	335
Balance at the end of the period		1,561
Total loans and financing		1,561	8,263
United States of America, Dollars | Aircraft and Engine Loan Two | LIBOR 3 months | Mar-22
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.60%
United States of America, Dollars | Convertible debt | Oct-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Balance in the biginning of the period	R$ 1,873,001	2,419,704
Unrealized borrowing cost on conversion right recognized as expense	(519,815)	(829,213)
Borrowings, payments of interest	105,891
Interest costs incurred	231,103	201,303
Borrowings, foreign exchange gain (loss)	(79,212)	77,451
Amortised cost	4,533	3,756
Balance at the end of the period	1,403,719	1,873,001
Total loans and financing	1,403,719	R$ 1,873,001	2,419,704
United States of America, Dollars | Convertible debt | Bottom of range | Oct-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
United States of America, Dollars | Convertible debt | Top of range | Oct-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.50%
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	1,512,286	R$ 1,619,261
Borrowings, proceeds	215,159	46,478
Unrealized borrowing cost on conversion right recognized as expense	0	0
Borrowings, payments of principal	(515,081)	185,602
Borrowings, payments of interest	(169,063)	86,931
Interest costs incurred	260,218	113,071
Borrowings, foreign exchange gain (loss)	0	0
Amortised cost	4,889	6,009
Balance at the end of the period	1,308,408	1,512,286
Total loans and financing	1,308,408	1,512,286	1,619,261
Brazil, Brazil Real | Sep-25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	23,202
Borrowings, payments of principal	20,728
Borrowings, payments of interest	1,031
Interest costs incurred	1,232
Amortised cost	0
Balance at the end of the period	2,675	23,202
Total loans and financing	2,675	23,202
Brazil, Brazil Real | Working capital loans [Member] | Feb-24
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	643,699	709,668
Borrowings, proceeds	227,467	46,478
Unrealized borrowing cost on conversion right recognized as expense		0
Borrowings, payments of principal	(369,623)	103,065
Borrowings, payments of interest	(108,887)	56,750
Interest costs incurred	104,030	47,180
Borrowings, foreign exchange gain (loss)		0
Amortised cost	311	188
Balance at the end of the period	496,997	643,699
Total loans and financing	R$ 496,997	R$ 643,699	709,668
Brazil, Brazil Real | Working capital loans [Member] | Sep-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.90%	10.00%
Balance in the biginning of the period	R$ 23,202	R$ 43,443
Borrowings, payments of principal		20,329
Borrowings, payments of interest		3,642
Interest costs incurred		3,730
Balance at the end of the period		23,202
Total loans and financing		R$ 23,202	43,443
Brazil, Brazil Real | Working capital loans [Member] | Jul-21
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Balance in the biginning of the period	R$ 0	R$ 10,846
Borrowings, payments of principal		11,151
Borrowings, payments of interest		184
Interest costs incurred		159
Amortised cost		330
Balance at the end of the period		0
Total loans and financing		R$ 0	10,846
Brazil, Brazil Real | Working capital loans [Member] | Bottom of range | Local interbank deposit certificate rate - CDI | Feb-24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.00%
Variable spread on interest rate (as a percent)	3.90%
Brazil, Brazil Real | Working capital loans [Member] | Top of range | Local interbank deposit certificate rate - CDI | Feb-24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
Brazil, Brazil Real | Working capital nominal rate TJLP [Member] | Jul-21
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 0	R$ 12,524
Borrowings, payments of principal		12,571
Borrowings, payments of interest		394
Interest costs incurred		441
Balance at the end of the period		0
Total loans and financing		R$ 0	12,524
Brazil, Brazil Real | Working capital nominal rate TJLP [Member] | Fixed interest rate -TJLP | Jul-21
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Brazil, Brazil Real | Debentures [Member] | Dec-23
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	733,017	R$ 690,904
Borrowings, payments of interest		16,000
Interest costs incurred		52,784
Amortised cost		5,329
Balance at the end of the period		733,017
Total loans and financing		733,017	690,904
Brazil, Brazil Real | Debentures [Member] | Dec-27
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	733,017
Borrowings, proceeds	(12,308)
Borrowings, payments of principal	74,056
Borrowings, payments of interest	(50,908)
Interest costs incurred	147,029
Amortised cost	4,396
Balance at the end of the period	747,170	733,017
Total loans and financing	R$ 747,170	R$ 733,017
Brazil, Brazil Real | Debentures [Member] | Local interbank deposit certificate rate - CDI | Dec-23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%
Brazil, Brazil Real | Debentures [Member] | Local interbank deposit certificate rate - CDI | Dec-27
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	5.00%
Brazil, Brazil Real | Aircraft and Engine Loan One | Mar-27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.20%
Balance in the biginning of the period	R$ 84,330	R$ 116,374
Borrowings, payments of principal	(42,324)	32,606
Borrowings, payments of interest	(3,863)	5,901
Interest costs incurred	4,017	6,341
Amortised cost	122	122
Balance at the end of the period	42,282	84,330
Total loans and financing	42,282	R$ 84,330	116,374
Brazil, Brazil Real | Aircraft and Engine Loan One | Bottom of range | Mar-27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
Brazil, Brazil Real | Aircraft and Engine Loan One | Top of range | Mar-27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.30%
Brazil, Brazil Real | Aircraft and Engine Loan Two | May-25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	28,038	R$ 35,502
Borrowings, payments of principal	8,350	5,880
Borrowings, payments of interest	4,374	4,060
Interest costs incurred	3,910	2,436
Amortised cost	60	40
Balance at the end of the period	19,284	28,038
Total loans and financing	R$ 19,284	R$ 28,038	R$ 35,502
Brazil, Brazil Real | Aircraft and Engine Loan Two | Bottom of range | SELIC | May-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.80%
Brazil, Brazil Real | Aircraft and Engine Loan Two | Top of range | SELIC | May-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%
Variable spread on interest rate (as a percent)	5.50%